Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of Warranty Provision
The following presents a summary of the warranty provision for the years ended December 31:

	2024	2023
Balance - beginning of the year	$1,458	$1,433
Provision for warranty claims	1,872	1,163
Deduction for payments made and other adjustments	(2,123)	(1,138)
Balance - end of year	$1,207	$1,458

Summary of Minimum Principal Payments Due on Long-term Debt
The following table provides future minimum principal payments due on long-term debt for the next five years. The existing long-term debt agreement matures in 2027; no payments are due thereafter:

Year Ending December 31,
2025	$8,437
2026	$24,063
2027	$103,000
2028	$—
2029	$—
Thereafter	$—